COMMON STOCK, STOCK OPTIONS AND WARRANTS (Details 2) - $ / shares	9 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Warrant [Member]
Number	7,905,464	5,760,093
Investor Warrants [Member]
Exercise price	$ 0.6	$ 0.60
Number	3,400,067	3,400,067
Expiration Date	Sep. 12, 2019	Sep. 12, 2019
Placement Agent Unit Warrants [Member]
Exercise price	$ 0.6	$ 0.60
Number	680,013	680,013
Expiration Date	Sep. 12, 2019	Sep. 12, 2019
Warrants underlying Placement Agent Unit Warrants [Member]
Exercise price	$ 0.6	$ 0.60
Number	680,013	680,013
Expiration Date	Sep. 12, 2019	Sep. 12, 2019
Placement Agent Share Warrants [Member]
Exercise price	$ 0.6	$ 0.60
Number	1,000,000	1,000,000
Expiration Date	Sep. 12, 2019	Sep. 12, 2019
Investor Warrants One [Member]
Exercise price	$ 0.6
Number	500,000
Expiration Date	Mar. 19, 2020
Investor Warrants Two [Member]
Exercise price	$ 0.6
Number	583,334
Expiration Date	Apr. 22, 2020
Investor Warrants Three [Member]
Exercise price	$ 0.6
Number	258,333
Expiration Date	Apr. 30, 2020
Investor Warrants Four [Member]
Exercise price	$ 0.6
Number	333,334
Expiration Date	Jun. 10, 2020
Investor Warrants Five [Member]
Exercise price	$ 0.6
Number	100,000
Expiration Date	Jun. 22, 2020
Investor Warrants Six [Member]
Exercise price	$ 0.6
Number	370,370
Expiration Date	Jun. 26, 2020